Shareholders' Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Abstract]
Ordinary shares, Authorized	90,000,000	60,000,000
Ordinary shares, Issued	23,228,941	15,379,042